Long-Term and Other Debt - Maturities of Debt (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument
Within 1 Year	$ 50.3
In 2 Years	50.6
In 3 Years	396.0
In 4 Years	45.8
In 5 Years	2,482.0
After 5 Years	5,380.0
Total long-term debt outstanding	8,404.7	$ 8,547.3
Unamortized discount	(26.3)	(31.3)
Unamortized deferred financing costs	(171.4)	(203.1)
Total long-term debt outstanding	8,207.0	8,312.9
Senior subordinated notes due in 2021
Debt Instrument
Unamortized discount	(2.4)
Revolver | Revolver, varying interest rate, due 2018
Debt Instrument
Within 1 Year	0.0
In 2 Years	0.0
In 3 Years	95.0
In 4 Years	0.0
In 5 Years	0.0
After 5 Years	0.0
Total long-term debt outstanding	95.0	185.0
Unamortized discount	0.0	0.0
Unamortized deferred financing costs	0.0	0.0
Total long-term debt outstanding	95.0	185.0
Term Loan | Term Loan, varying interest rate, due 2020
Debt Instrument
Within 1 Year	23.0
In 2 Years	23.0
In 3 Years	23.0
In 4 Years	23.0
In 5 Years	2,162.0
After 5 Years	0.0
Total long-term debt outstanding	2,254.0
Term Loan | Term Loan, varying interest rate, due 2022
Debt Instrument
Within 1 Year	20.0
In 2 Years	20.0
In 3 Years	20.0
In 4 Years	20.0
In 5 Years	20.0
After 5 Years	1,880.0
Total long-term debt outstanding	1,980.0
Senior subordinated notes | Senior subordinated notes, due in 2018
Debt Instrument
Within 1 Year	0.0
In 2 Years	0.0
In 3 Years	250.0
In 4 Years	0.0
In 5 Years	0.0
After 5 Years	0.0
Total long-term debt outstanding	250.0	250.0
Unamortized discount	0.0	0.0
Unamortized deferred financing costs	(2.0)	(2.7)
Total long-term debt outstanding	248.0	247.3
Senior subordinated notes | Senior subordinated notes due 2020
Debt Instrument
Within 1 Year	0.0
In 2 Years	0.0
In 3 Years	0.0
In 4 Years	0.0
In 5 Years	300.0
After 5 Years	0.0
Total long-term debt outstanding	300.0	300.0
Unamortized discount	0.0	0.0
Unamortized deferred financing costs	(3.6)	(4.4)
Total long-term debt outstanding	296.4	295.6
Senior subordinated notes | Senior subordinated notes due in 2021
Debt Instrument
Within 1 Year	0.0
In 2 Years	0.0
In 3 Years	0.0
In 4 Years	0.0
In 5 Years	0.0
After 5 Years	350.0
Total long-term debt outstanding	350.0	350.0
Unamortized discount	(1.8)	(2.2)
Unamortized deferred financing costs	(5.6)	(6.7)
Total long-term debt outstanding	342.6	341.1
Senior subordinated notes | Secured Notes
Debt Instrument
Within 1 Year	0.0
In 2 Years	0.0
In 3 Years	0.0
In 4 Years	0.0
In 5 Years	0.0
After 5 Years	950.0
Total long-term debt outstanding	950.0	950.0
Unamortized discount	0.0	0.0
Unamortized deferred financing costs	(16.4)	(19.2)
Total long-term debt outstanding	933.6	930.8
Senior subordinated notes | Unsecured Notes
Debt Instrument
Within 1 Year	0.0
In 2 Years	0.0
In 3 Years	0.0
In 4 Years	0.0
In 5 Years	0.0
After 5 Years	2,200.0
Total long-term debt outstanding	2,200.0	2,200.0
Unamortized discount	0.0	0.0
Unamortized deferred financing costs	(42.1)	(48.2)
Total long-term debt outstanding	2,157.9	2,151.8
Capital lease obligations | Capital lease obligations
Debt Instrument
Within 1 Year	7.3
In 2 Years	7.6
In 3 Years	8.0
In 4 Years	2.8
In 5 Years	0.0
After 5 Years	0.0
Total long-term debt outstanding	25.7	35.3
Unamortized discount	0.0	0.0
Unamortized deferred financing costs	0.0	0.0
Total long-term debt outstanding	$ 25.7	$ 35.3